Note 20 - Earnings Per Share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator – Earnings available to common stockholders	$ 8,902	$ 11,532	$ 9,027	$ 9,031	$ 7,972	$ 10,266	$ 9,516	$ 8,290	$ 9,833	$ 7,972	$ 7,309	$ 7,480	$ 38,492	$ 36,044	$ 32,594
Denominator – Weighted average number of common shares outstanding (in shares)													10,927,065	10,743,269	10,564,172
Basic earnings per common share (in dollars per share)	$ 0.81	$ 1.05	$ 0.83	$ 0.83	$ 0.74	$ 0.95	$ 0.89	$ 0.77	$ 0.93	$ 0.75	$ 0.69	$ 0.71	$ 3.52	$ 3.36	$ 3.09
Numerator – Earnings available to common stockholders													$ 38,492	$ 36,044	$ 32,594
Dilutive effect of stock options (in shares)													26,681	18,198	8,049
Diluted earnings per common share (in dollars per share)	$ 0.81	$ 1.05	$ 0.83	$ 0.83	$ 0.74	$ 0.95	$ 0.89	$ 0.77	$ 0.92	$ 0.75	$ 0.69	$ 0.71	$ 3.51	$ 3.35	$ 3.08